Deferred Costs	12 Months Ended
Sep. 30, 2021
Deferred Costs Disclosure [Abstract]
Deferred costs

4. Deferred costs

Deferred costs as of September 30, 2020 represented the incremental costs incurred for the Company’s initial public offering (“IPO”). These costs primary include specific legal costs, accounting costs and professional consulting costs. These costs were charged against the gross proceeds of the IPO during the year ended September 30, 2021 upon the Company’s completion of its IPO on March 30, 2021.